CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) [Abstract]
Common Shares Issued, issuance costs	$ 1.1